Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line items]
Deposit	$ 808,124	$ 764,857
Purchased notes, net	500	600
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	457,284	435,499
Deposits structured liabilities	17,300	15,500
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	391,893
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	219,816
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	67,000	61,100
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	298,300	288,400
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 70,000	$ 52,900